Stock Incentive Plans	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
STOCK INCENTIVE PLANS
10. STOCK INCENTIVE PLANS
2015 Stock Incentive Plan
In December 2015, the Company’s Board of Directors adopted the 2015 Stock Incentive Plan (the “2015 Plan”), which provided for the grant of incentive stock options, nonqualified stock options and restricted stock awards to the Company’s employees, officers, directors, advisors, and outside consultants. Stock options granted under the 2015 Plan generally vest over a four-year period and expire ten years from the date of grant. Certain options provide for accelerated vesting if there is a change in control, as defined in the 2015 Plan. At September 30, 2023, there were no additional shares available for future grant under the 2015 Plan.
2018 Incentive Award Plan
In March 2018, the Company’s Board of Directors adopted and the Company’s stockholders approved the Homology Medicines, Inc. 2018 Incentive Award Plan (the “2018 Plan” and, together with the 2015 Plan, the “Plans”), which became effective on the day prior to the first public trading date of the Company’s common stock. Upon effectiveness of the 2018 Plan, the Company ceased granting new awards under the 2015 Plan.
The 2018 Plan provides for the grant of incentive stock options, nonqualified stock options, restricted stock awards, restricted stock units, stock appreciation rights and other stock or cash-based awards to employees and consultants of the Company and certain affiliates and directors of the Company. The number of shares of common stock initially available for issuance under the 2018 Plan was 3,186,205 shares of common stock plus the number of shares subject to awards outstanding under the 2015 Plan that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by the Company on or after the effective date of the 2018 Plan. In addition, the number of shares of common stock available for issuance under the 2018 Plan is subject to an annual increase on the first day of each calendar year beginning on January 1, 2019, and ending on and including January 1, 2028, equal to the lesser of (i) 4% of the Company’s outstanding shares of common stock on the final day of the immediately preceding calendar year and (ii) such smaller number of shares of common stock as determined by the Company’s Board of Directors, provided that not more than 20,887,347 shares of common stock may be issued under the 2018 Plan upon the exercise of incentive stock options. Therefore, on January 1, 2023, an additional 2,299,356 shares were added to the 2018 Plan, representing 4% of total common shares outstanding at December 31, 2022. As of September 30, 2023, there were 1,978,793 shares available for future grant under the 2018 Plan.
2018 Employee Stock Purchase Plan
In March 2018, the Company’s Board of Directors adopted and the Company’s stockholders approved the Homology Medicines, Inc. 2018 Employee Stock Purchase Plan (the “2018 ESPP”). The 2018 ESPP allows employees to buy Company stock through after-tax
payroll deductions at a discount from market value. The 2018 ESPP is intended to qualify as an “employee stock purchase plan” under Section 423 of the Internal Revenue Code. The number of shares of common stock initially available for issuance under the 2018 ESPP was 353,980 shares of common stock plus an annual increase on the first day of each calendar year, beginning on January 1, 2019, and ending on and including January 1, 2028 equal to the lesser of (i) 1% of the Company’s outstanding shares of common stock on the final day of the immediately preceding calendar year and (ii) such smaller number of shares of common stock as determined by the Company’s Board of Directors, provided that not more than 4,778,738 shares of common stock may be issued under the 2018 ESPP. Therefore, on January 1, 2023, an additional 574,839 shares were added to the 2018 ESPP, representing 1% of total common shares outstanding at December 31, 2022. As of September 30, 2023, there were 2,693,911 shares available for future issuance under the 2018 ESPP.
Under the 2018 ESPP, employees may purchase common stock through after-tax
payroll deductions at a price equal to 85% of the lower of the fair market value on the first trading day of an offering period or the last trading day of an offering period. The 2018 ESPP generally provides for offering periods of six months in duration that end on the final trading day of each February and August. In accordance with the Internal Revenue Code, no employee will be permitted to accrue the right to purchase stock under the 2018 ESPP at a rate in excess of $25,000 worth of shares during any calendar year during which such a purchase right is outstanding (based on the fair market value per share of the Company’s common stock as of the first day of the offering period).
During the nine months ended September 30, 2023, 133,817 shares were issued under the 2018 ESPP for aggregate proceeds to the Company of approximately $0.2 million. During the nine months ended September 30, 2022, 226,453 shares were issued under the 2018 ESPP for aggregate proceeds to the Company of approximately $0.6 million. Pursuant to the 2018 ESPP, the Company recorded stock-based compensation of less than $0.1 million during the three and nine months ended September 30, 2023 and 2022, respectively.
Stock Options
The fair value of each option award is estimated on the date of grant using the Black-Scholes option pricing model, with the assumptions noted in the table below. Expected volatility for the Company’s common stock was determined based on an average of the historical volatility of a peer group of publicly traded companies that are similar to the Company. The expected term of options was calculated using the simplified method, which represents the average of the contractual term of the option and the weighted-average vesting period of the option. The Company uses the simplified method because it does not have sufficient historical option exercise data to provide a reasonable basis upon which to estimate expected term. The assumed dividend yield is based upon the Company’s expectation of not paying dividends in the foreseeable future. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods commensurate with the expected term of the award. The Company recognizes forfeitures as they occur.

The assumptions used in the Black-Scholes option pricing model are as follows (note that there were no options granted during the three months ended September 30, 2023):

	Three months ended	Nine months ended September 30,
	September 30, 2022	2023	2022
Expected volatility	70.1%	69.2%-69.7%	68.7%-70.1%
Weighted-average risk-free interest rate	3.20%-3.66%	3.45%-4.22%	1.46%-3.66%
Expected dividend yield	—%	—%	—%
Expected term (in years)	6.25	5.5-6.25	5.5-6.25
Underlying common stock fair value	$1.82-$2.82	$0.92-$1.60	$1.78-$4.17
The following table summarizes the Company’s stock option activity for the nine months ended September 30, 2023:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
				(in thousands)
Outstanding at January 1, 2023	9,865,734	$10.96	7.2	$493
Granted	3,188,150	$1.53
Exercised	(3,366)	$0.47
Cancelled/Forfeited	(623,776)	$11.11

Outstanding at September 30, 2023	12,426,742	$8.55	4.9	$488

Vested and expected to vest at September 30, 2023	12,426,742	$8.55	4.9	$488

Exercisable at September 30, 2023	7,566,304	$11.80	4.5	$421

The total intrinsic value of options exercised during the nine months ended September 30, 2023 and 2022 was insignificant for each period. The weighted-average grant date fair value per share of options granted during the nine months ended September 30, 2023 and 2022 was $1.01 and $1.72, respectively.
Stock Awards Modifications - Corporate Restructuring
In connection with the Company’s corporate restructuring (see Note 8), the Company terminated approximately 80 employees and modified approximately 3.3 million existing stock options and approximately 0.4 million existing restricted stock units (“RSUs”) granted to these terminated employees in prior periods. The modification of the vested stock options to permit terminated employees up to one year following their termination date to exercise their options, rather than the
90-day
window for terminated employees, is accounted for as a modification under FASB ASC Topic 718,
Compensation—Stock Compensation
(“ASC 718”). Accordingly, the Company recognized incremental compensation cost on the modification date in an amount equal to the difference between the fair value of the awards before and after the modification. The fair value of the awards immediately before assumes an expected term equal to 90 days from the termination date, whereas the fair value immediately after assumes an expected term equal to one year from the termination date. Total incremental compensation cost recognized in the three months ended September 30, 2023 related to awards that were vested as of the modification date was less than $0.1 million. All unvested stock options were forfeited upon termination and the Company reversed all compensation cost previously recorded on the forfeited awards. Total compensation cost reversed in the three months ended September 30, 2023 was less than $0.1 million.

The terminated employees’ RSUs were modified to accelerate the vesting of a portion of the RSUs that were unvested as of the employees’ termination dates. The accelerated vesting of certain RSUs is accounted for as a Type III (improbable to probable) modification under ASC 718. Accordingly, the Company reversed all compensation cost previously recorded on the awards that are not expected to vest under the original terms. Total compensation cost reversed in the three months ended September 30, 2023 was approximately $0.2 million. Total compensation cost of less than $0.1 million, equal to the modification date fair value, was recognized over the remaining service period, beginning on the modification date and ending on each employee’s termination date.
Stock Awards Modifications - OXB (US) LLC Transaction
As part of the transaction with OXB (US) LLC (see Note 5), the Company transferred employees to OXB (US) LLC and modified approximately
1.6
 million existing stock options and approximately
0.1
 million existing restricted stock units granted to these transferred employees in prior periods in order to permit such individuals to continue vesting in their awards and exercise their vested options as long as they are employed by and provide services to OXB
(US) LLC
. The modification of the unvested stock awards to continue vesting was accounted for as a Type III (improbable to probable) modification under ASC 718
. Accordingly, the Company reversed all compensation cost previously recorded on the awards that were not expected to vest under the original terms. Total compensation cost reversed in the three months ended March 31
, 2022
was less than $
0.1
 million. Total compensation cost of $
0.8
 million, equal to the modification date fair value, will be recognized over the remaining service period. A portion of this total compensation cost will be included as a component of the loss from equity method investment.
The modification of the vested stock awards to permit transferred employees to exercise their options over the remaining life of the award, rather than the
90-day
window for terminated employees, was accounted for as a modification under ASC 718. Accordingly, the Company recognized incremental compensation cost on the modification date in an amount equal to the difference between the fair value of the awards before and after modification. The fair value of the awards immediately before modification assumed a
90-day
expected term, whereas the fair value immediately after assumed an expected term equal to the remaining life of the modified options. Total incremental compensation cost recognized in the year ended December 31, 2022 related to awards that were vested as of the modification date was $0.4 million.
Restricted Stock Units
The fair value of RSUs is based on the fair market value of the Company’s common stock on the date of grant. Each RSU represents a contingent right to receive one share of the Company’s common stock upon vesting. In general, RSUs vest annually in two or three equal installments on January 1st of each year after the grant date. The following table summarizes the Company’s RSU activity for the nine months ended September 30, 2023:

	Number of Restricted Stock Units	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2023	543,179	$6.12
Granted	483,850	$1.60
Vested	(281,117)	$5.31
Forfeited	(258,184)	$2.54

Outstanding at September 30, 2023	487,728	$3.04

Stock-based Compensation Expense
The Company recognizes compensation expense for awards to employees based on the grant date fair value of stock-based awards on a straight-line basis over the period during which an award holder provides service in exchange for the award, which is generally the vesting period. The Company recorded stock-based compensation expense related to stock options, shares purchased under the 2018 ESPP, restricted stock units and stock award modifications as follows:

	Three months ended September 30,		Nine months ended September 30,
	2023	2022	2023	2022
	(in thousands)
Research and development	$230	$889	$1,507	$4,143
General and administrative	1,477	1,882	4,970	5,822

	$1,707	$2,771	$6,477	$9,965

As of September 30, 2023, there was $10.5 million of unrecognized compensation expense related to unvested employee and non-employee
share-based compensation arrangements granted under the Plans. The unrecognized compensation expense is estimated to be recognized over a period of 2.2 years at September 30, 2023.

13. STOCK INCENTIVE PLANS
2015 Stock Incentive Plan
In December 2015, the Company’s Board of Directors adopted the 2015 Stock Incentive Plan (the “2015 Plan”), which provided for the grant of incentive stock options, nonqualified stock options and restricted stock awards to the Company’s employees, officers, directors, advisors, and outside consultants. Stock options granted under the 2015 Plan generally vest over a four-year period and expire ten years from the date of grant. Certain options provide for accelerated vesting if there is a change in control, as defined in the 2015 Plan. At December 31, 2022, there were no additional shares available for future grant under the 2015 Plan.
2018 Incentive Award Plan
In March 2018, the Company’s Board of Directors adopted and the Company’s stockholders approved the Homology Medicines, Inc. 2018 Incentive Award Plan (the “2018 Plan” and, together with the 2015 Plan, the “Plans”), which became effective on the day prior to the first public trading date of the Company’s common stock. Upon effectiveness of the 2018 Plan, the Company ceased granting new awards under the 2015 Plan.
The 2018 Plan provides for the grant of incentive stock options, nonqualified stock options, restricted stock awards, restricted stock units, stock appreciation rights and other stock or cash-based awards to employees and consultants of the Company and certain affiliates and directors of the Company. The number of shares of common stock initially available for issuance under the 2018 Plan was 3,186,205 shares of common stock plus the number of shares subject to awards outstanding under the 2015 Plan that expire, terminate or are otherwise surrendered, cancelled, forfeited or repurchased by the Company on or after the effective date of the 2018 Plan. In addition, the number of shares of common stock available for issuance under the 2018 Plan is subject to an annual increase on the first day of each calendar year beginning on January 1, 2019 and ending on and including January 1, 2028 equal to the lesser of (i) 4% of the Company’s outstanding shares of common stock on the final day of the immediately preceding calendar year and (ii) such smaller number of shares of common stock as determined by the Company’s Board of Directors, provided that not more than 20,887,347 shares of common stock may be issued under the 2018 Plan upon the exercise of incentive stock options. As of December 31, 2022, there were 2,188,360 shares available for future grant under the 2018 Plan. On January 1, 2023, an additional 2,299,356 shares were added to the 2018 Plan, representing 4% of total common shares outstanding at December 31, 2022.
2018 Employee Stock Purchase Plan
In March 2018, the Company’s Board of Directors adopted, and the Company’s stockholders approved, the Homology Medicines, Inc. 2018 Employee Stock Purchase Plan (the “2018 ESPP”). The 2018 ESPP allows employees to buy Company stock through after-tax
payroll deductions at a discount from market value. The 2018 ESPP is intended to qualify as an “employee stock purchase plan” under Section 423 of the Internal Revenue Code. The number of shares of common stock initially available for issuance under the 2018 ESPP was 353,980 shares of common stock plus an annual increase on the first day of each calendar year beginning on January 1, 2019 and ending on and including January 1, 2028 equal to the lesser of (i) 1% of the Company’s outstanding shares of common stock on the final day of the immediately preceding calendar year and (ii) such smaller number of shares of common stock as determined by the Company’s Board of Directors, provided that not more than 4,778,738 shares of common stock may be issued under the 2018 ESPP. As of December 31, 2022, there were 1,776,431 shares available for future grant under the 2018 ESPP. On January 1, 2023, an additional 574,839 shares were added to the 2018 ESPP, representing 1% of total common shares outstanding at December 31, 2022.
Under the 2018 ESPP, employees may purchase common stock through after-tax
payroll deductions at a price equal to 85% of the lower of the fair market value on the first trading day of an offering period or the last trading day of an offering period. The 2018 ESPP generally provides for offering periods of six months in duration that end on the final trading day of each February and August. In accordance with the Internal Revenue

Code, no employee will be permitted to accrue the right to purchase stock under the 2018 ESPP at a rate in excess of $25,000 worth of shares during any calendar year during which such a purchase right is outstanding (based on the fair market value per share of the Company’s common stock as of the first day of the offering period).
During the year ended December 31, 2022, 226,453 shares were issued under the 2018 ESPP for aggregate proceeds to the Company of $0.6 million. During the year ended December 31, 2021, 110,923 shares were issued under the 2018 ESPP for aggregate proceeds to the Company of $0.8 million. Pursuant to the 2018 ESPP, the Company recorded stock-based compensation of less than $0.1 million and $0.1 million for the years ended December 31, 2022 and 2021, respectively.
Stock Options
The fair value of each option award is estimated on the date of grant using the Black-Scholes option-pricing model, with the assumptions noted in the table below. Expected volatility for the Company’s common stock was determined based on an average of the historical volatility of a peer group of publicly traded companies that are similar to the Company. The expected term of options was calculated using the simplified method, which represents the average of the contractual term of the option and the weighted-average vesting period of the option. The Company uses the simplified method because it does not have sufficient historical option exercise data to provide a reasonable basis upon which to estimate expected term. The assumed dividend yield is based upon the Company’s expectation of not paying dividends in the foreseeable future. The risk-free rate is based on the U.S. Treasury yield curve in effect at the time of grant for periods commensurate with the expected term of the award. The Company recognizes forfeitures as they occur.
The assumptions used in the Black-Scholes option pricing model are as follows:

For the Year Ended December 31,
	2022	2021
Expected volatility	68.7% - 70.1%	64.6% - 71.7%
Weighted-average risk-free interest rate	1.46% - 4.16%	0.50% - 1.33%
Expected dividend yield	— %	— %
Expected term (in years)	5.5 - 6.25	5.5 - 6.25
Underlying common stock fair value	$1.40 - $4.17	$4.85 - $13.91
A summary of option activity under the Plans during the year ended December 31, 2022 is as follows:

	Number of Options	Weighted- Average Exercise Price per Share	Weighted- Average Remaining Contractual Term (in Years)	Aggregate Intrinsic Value
				(in thousands)
Outstanding at January 1, 2022	7,624,306	$14.25	7.5	$2,069
Granted	3,089,655	$2.64
Exercised	(293)	$2.71
Cancelled/Forfeited	(847,934)	$10.25

Outstanding at December 31, 2022	9,865,734	$10.96	7.2	$493

Vested and expected to vest at December 31, 2022	9,865,734	$10.96	7.2	$493

Exercisable at December 31, 2022	6,111,596	$13.19	6.3	$493

The total intrinsic value of options exercised during the year ended December 31, 2022 and 2021 was immaterial and $0.6 million, respectively. The weighted-average grant date fair value of options granted during the years ended December 31, 2022 and 2021 was $1.68 and $7.26, respectively.
Stock Awards Modifications
As part of the transaction with OXB
(US) LLC
(see Note 6), the Company transferred employees to OXB
(US) LLC
and modified approximately
1.6
 million existing stock options and approximately
0.1
 million existing restricted stock units granted to these transferred employees in prior periods in order to permit such individuals to continue vesting in their awards and exercise their vested options as long as they are employed by and provide services to OXB
(US) LLC
. The modification of the unvested stock awards to continue vesting was accounted for as a Type III (improbable to probable) modification under FASB ASC Topic 718,
Compensation—Stock Compensation
(“ASC 718”)
.
Accordingly, the Company reversed all compensation cost previously recorded on the awards that were not expected to vest under the original terms. Total compensation cost reversed in the year ended December 31, 2022 was less than $
0.1
 million. Total compensation cost of $
0.8
 million, equal to the modification date fair value, will be recognized over the remaining service period. A portion of this total compensation cost will be included as a component of the loss from equity method investment.
The modification of the vested stock awards to permit transferred employees to exercise their options over the remaining life of the award, rather than the
90-day
window for terminated employees, was accounted for as a modification under ASC 718. Accordingly, the Company recognized incremental compensation cost on the modification date in an amount equal to the difference between the fair value of the awards before and after modification. The fair value of the awards immediately before modification assumed a
90-day
expected term, whereas the fair value immediately after assumed an expected term equal to the remaining life of the modified options. Total incremental compensation cost recognized in the year ended December 31, 2022 related to awards that were vested as of the modification date was $0.4 million.
Restricted Stock Units
The fair value of restricted stock units (“RSUs”) is based on the fair market value of the Company’s common stock on the date of grant. Each RSU represents a contingent right to receive one share of the Company’s common stock upon vesting. In general, RSUs vest annually in two or three equal installments on January 1st of each year after the grant date. The following table summarizes the Company’s RSU activity for the year ended December 31, 2022:

	Number of Restricted Stock Units	Weighted- Average Grant Date Fair Value
Outstanding at January 1, 2022	307,600	$12.75
Granted	400,495	$2.70
Vested	(106,890)	$12.42
Forfeited	(58,026)	$6.05

Outstanding at December 31, 2022	543,179	$6.12

Stock-based Compensation Expense
The Company recognizes compensation expense for awards to employees based on the grant date fair value of stock-based awards on a straight-line basis over the period during which an award holder provides service in exchange for the award, which is generally the vesting period. The Company recorded stock-based compensation expense related to stock options, shares purchased under the 2018 ESPP and restricted stock units as follows:

	For the Year Ended December 31,
	2022	2021
	(in thousands)
General and administrative	$7,867	$8,450
Research and development	5,187	8,795

	$13,054	$17,245

As of December 31, 2022, there was $14.6 million of unrecognized compensation expense related to unvested employee and non-employee
share-based compensation arrangements granted under the Plans. The unrecognized compensation expense is estimated to be recognized over a period of 2.3 years at December 31, 2022.